CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS
Cash	$ 345	$ 92
Accounts receivable, net of provision for doubtful accounts of $1 and nil, respectively	228	910
Other receivables and prepayments	456	51
Receivable from sale of a subsidiary		91,379
Inventories	26	1
Prepaid Supplies	126	33
Prepaid income taxes		17
Other current assets		56
Total current assets	1,181	92,539
DEPOSITS FOR ACQUISITION OF SUBSIDIARIES	85,693
Property, Plant and Equipment, Net	8	14
Total assets	86,882	92,553
CURRENT LIABILITIES
Accounts payable, trade	46	606
Loan from a shareholder		100
Other payables and accrued liabilities	169	209
Customer Deposits, Current	421	198
Taxes payable	6,241	6,241
Warrant derivative liability		2
Convertible Notes Payable, Current	2,169
Total liabilities	9,046	7,356
Commitment and contingencies
SHAREHOLDERS' EQUITY
Preferred stock, $0.001 par value, 1,000,000 shares authorized, nil issued and outstanding as of December 31, 2015 and 2014
Common stock, $0.004 par value, 12,500,000 shares authorized, 4,471,215 and 4,353,715 shares issued and outstanding as of December 31, 2015 and 2014, respectively	18	18
Paid-in-capital	25,904	25,589
Statutory reserves
Retained earnings	57,183	59,601
Accumulated other comprehensive loss	(5,269)	(11)
Total shareholders' equity	77,836	85,197
Total liabilities and shareholders' equity	$ 86,882	$ 92,553